Financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of with the exception of the 2025 Convertible Bonds and the Senior Secured First Lien Term Loan Facility.
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2026
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,032,114	973,087
2025 Convertible Bonds	71,566	67,799
	1,103,680	1,040,886

	31 December 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,565	1,108,552
2025 Convertible Bonds	68,367	72,765
	1,099,932	1,181,317
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2026 and 31 December 2025:

	30 June 2026
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	33,895	33,895
Predecessor Earn Out Shares	—	2,500	—	2,500
OACB Warrants	2,287	—	—	2,287
	2,287	2,500	33,895	38,682

	31 December 2025
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	38,732	38,732
Predecessor Earn Out Shares	—	8,800	—	8,800
OACB Warrants	6,462	—	—	6,462
	6,462	8,800	38,732	53,994
The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the six months ended 30 June 2026.
Conversion Feature
The Conversion Feature had a fair value of $33.9 million as of 30 June 2026, resulting in $4.8 million of finance income for the six months ended 30 June 2026 .
The fair value of the Conversion Feature is determined using a binomial option‑pricing model that incorporates both observable market inputs and significant unobservable inputs.
The following table presents the assumptions and inputs that were used for the model in valuing the Conversion Feature:

	30 June 2026	31 December 2025
Share price	$3.69	$5.13
Volatility rate	36.8%	30.7%
Risky Yield	18.90%	16.20%
Predecessor Earn Out Shares
The Predecessor Earn Out Shares had a fair value of $2.5 million as of 30 June 2026, resulting in $6.3 million of finance income for the six months ended 30 June 2026.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2026	31 December 2025
Number of shares	19,165,000	19,165,000
Share price	$3.69	$5.13
Volatility rate	76.0%	60.0%
Risk-free rate	4.00%	3.50%
OACB Warrants
The OACB warrants had a fair value of $2.3 million as of 30 June 2026. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $4.2 million of finance income for the six months ended 30 June 2026.